RELATED PARTY TRANSACTIONS AND BALANCES	6 Months Ended
Jun. 30, 2022
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

13.     RELATED PARTY TRANSACTIONS AND BALANCES

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. The related parties that had transactions for the six months ended June 30, 2021 and 2022, or balances with the Group as of December 31, 2021 and June 30, 2022 consisted of:

Related Party	Nature of the party	Relationship with the Group
Dr. Yu	Individual	Co-Founder and Chairman with majority voting control*
Ms. Lin Yu	Individual	Director of the Group*
Anpai (Shanghai) Healthcare Management and Consulting Co., Ltd. (“Anpai”)	Health management	Equity investee of the Group
AnPac Beijing	Health management	Equity investee of the Group
Jiaxing Zhijun Sihang Investment Partnership Enterprises (limited partnership) (“Jiaxing Zhijun”)	Private equity investment	Shareholder
Jiaxing Zhijun Investment Management Co., Ltd. (“Zhijun”)	Investment management	General partner of the shareholder
CRS	Investor	Controlled by Dr. Chris Chang Yu
Jiangsu AnPac	Health management	Equity investee of the Group
Shanghai Yulin Information Technology Co., Ltd. (“Shanghai Yulin”)	Information technology	Controlled by Ms. Lin Yu
Weidong Dai	Individual	Director of the Group
Xuedong Du	Individual	Director of the Group
Rouou Ying	Individual	Supervisor of AnPac Lishui
Xing Pu	Individual	Director of AnPac Lishui
Shanghai Muqing Industrial Co., Ltd. (“Shanghai Muqing Industrial”)	Investor	Equity investee of AnPac Muqing
Shanghai Muqing Jiahe Healthcare Management Co., Ltd. (Shanghai Muqing Jiahe)	Health management	Controlled by Shanghai Muqing industrial
Advanced Life	Investor	The Group has a 40% equity interest
Annadi Life Therapeutics Co., Ltd (“Annadi”)	Health management	Controlled by Advance

*    Dr. Yu resigned from his position as the Chief Executive Officer (“CEO”) of the Company and Chairman of the Board on April 6, 2022 and was appointed as Co-Chairman and Co-CEO in May 2022. Ms. Lin Yu resigned from her position as director of the Board on July 19, 2021.

13.	RELATED PARTY TRANSACTIONS AND BALANCES (CONTINUED)
(a)	Related party balances

	As of December 31,	As of June 30,
	2021	2022	2022
	RMB	RMB	US$
		(Unaudited)	(Unaudited)
Due from related parties:
Shanghai Yulin	10	10	1
Shanghai Muqing Jiahe	9	8	1
AnPac Beijing	200	—	—
Xuedong Du	116	116	17
Annadi	—	823	123
Rouou Ying	—	45	7
Total	335	1,002	149
Allowance	(135)	(134)	(19)
Due from related parties, net	200	868	130

	As of December 31,	As of June 30,
	2021	2022	2022
	RMB	RMB	US$
		(Unaudited)	(Unaudited)
Due to related parties:
CRS	—	391	59
Zhijun	55	55	8
Jiaxing Zhijun	856	900	135
Jiangsu AnPac	3	1	—
Weidong Dai	10	1	—
AnPac Beijing	—	10	1
Shanghai Muqing Industrial	131	117	17
Advanced Life	491	—	—
Annadi	925	—	—
Total	2,471	1,474	220

13.	RELATED PARTY TRANSACTIONS AND BALANCES (CONTINUED)
(b)	Related party transactions

For the six months ended June 30, 2021 and 2022, related party transactions consisted of the following:

	For the six months ended June 30,
	2021	2022	2022
	RMB	RMB	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Revenue received from AnPac Beijing	—	—	—
Revenue received from Jiangsu AnPac	115	2	—
Revenue received from Anpai.	1	—	—
Revenue received from Annadi	—	1,239	191
Consulting service received from AnPac Beijing	525	951	147
Consulting service received from Jiangsu AnPac	129	—	—
Rent from Shanghai Muqing industrial	158	32	5
Interest expense to Jiaxing Zhijun	1,779	—	—
Repayment of loan to CRS	3,648	—	—

(c)	Guarantor

The Group’s short-term borrowings of RMB 5,900 borrowing are guaranteed by Dr. Yu.